ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024	May 31, 2023
Receivables [Abstract]
Outstanding amounts	$ 317	$ 317	$ 110